Commitments and Contingent Liabilities (Tables)	12 Months Ended
Apr. 02, 2016
Commitments and Contingencies Disclosure [Abstract]
Minimum future lease payments
Minimum future lease payments under non-cancelable operating leases as of April 2, 2016, are as follows (in thousands):

Fiscal Year
2017	$12,012
2018	9,420
2019	6,702
2020	4,628
2021	4,142
Thereafter	15,448
Total minimum payment	$52,352